4. CASH AND CASH EQUIVALENTS	3 Months Ended
Mar. 31, 2014
Notes to Financial Statements
Note 4. CASH AND CASH EQUIVALENTS	4. CASH AND CASH EQUIVALENTS Cash and cash equivalents consist of cash at bank and in hand of $44,440,659 as at March 31, 2014 (December 31, 2013 - $46,701,216).